                                      OppenheimerFunds, Inc.
                                    Two World Financial Center
                                  225 Liberty Street, 11th Floor
                                   New York, New York 10281-1008

                                                           August 28, 2006

VIA EDGAR
Securities and Exchange Commission
Mail Stop 0-7, Filer Support
6432 General Green Way
Alexandria, VA 22312

         Re:    Oppenheimer Main Street Small Cap Fund
                Registration Nos. 333-78269; 811-09333

To the Securities and Exchange Commission:

     Pursuant to Rule 497(j) under the  Securities  Act of 1933, as amended (the
"Securities  Act"), I hereby represent that the form of Prospectus and Statement of  Additional  Information  that would have been filed  pursuant to Rule 497(c)
under the  Securities  Act  would  not have  differed  from  that  contained  in
Post-Effective  Amendment No. 11 to the Registrant's  Registration  Statement on
Form N-1A,  which was filed  electronically  with the  Securities  and  Exchange
Commission on August 24, 2006.

                                         Sincerely,

                                         /s/ Deborah A. Sullivan
                                         -----------------------
                                         Deborah A. Sullivan
                                         Vice President & Assistant Counsel

cc:    Myer, Swanson, Adams & Wolf, P.C.
       Bell, Boyd & Lloyd LLC
       Deloitte & Touche LLP
       Gloria LaFond
       Nancy S. Vann